Investment Strategy - Janus Henderson International Core Alpha ETF	Sep. 14, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]

The Fund primarily invests in equity securities of companies that are economically tied to developed countries outside of the United States. A security is deemed to be economically tied to a country or countries outside of the United States if one or more of the following tests are met: (i) the issuer is organized in, or its primary business office or principal trading market of its equity is located in, the country; (ii) a majority of the issuer’s revenues are derived from one or more countries outside of the United States; or (iii) a majority of the issuer’s assets are located in one or more countries outside of the United States. The Fund’s investments may be denominated in non-U.S. currency or the U.S. dollar.

The Fund uses an active, systematic strategy designed to select international equity securities using a proprietary quantitative methodology. The Fund seeks to generate alpha and maximize expected excess returns by utilizing a set of proprietary factors or signals based on fundamental research. Alpha is a measure of how much the Fund outperforms relative to its performance benchmark index, the MSCI EAFE Index. The Fund utilizes portfolio optimization techniques to manage risk by maintaining characteristics that are similar to those of the performance benchmark index and to evaluate security combinations and weightings in an effort to construct the portfolio given the Fund’s performance benchmark index and target risk objective.

The Fund may concentrate its portfolio investments in any one industry or group of industries under certain circumstances. Generally, the Fund will not invest more than 25% of the value of its total assets in the securities of companies conducting their principal business activities in the same industry, except that, to the extent that an industry represents 20% or more of the Fund’s performance benchmark index at the time of investment, the Fund may invest up to 35% of its total assets in that industry.

Under normal circumstances, the Fund will generally sell or dispose of portfolio investments when, in the opinion of the Adviser, they no longer present attractive investment opportunities (e.g., they have reached their expected value, or where better relative value exists elsewhere).

The Fund is “actively-managed” and, thus, does not seek to replicate the performance of a specified index. Accordingly, portfolio management has discretion on a daily basis to manage the Fund’s portfolio in accordance with the Fund’s investment objective.

The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.

The Fund is classified as nondiversified, which allows it to hold larger positions in securities compared to a fund that is classified as diversified.